Earnings/(loss) per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Basic and diluted earnings/(loss) per share
Basic earnings per share

	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018
Profit for the period attributable to equity owners of the parent (€m)	225.2	154.0	171.2
Weighted average Ordinary Shares and Founder Preferred Shares	194,019,070	192,004,803	175,622,538
Basic earnings per share (€’s)	1.16	0.80	0.97

Diluted earnings (loss) per share
Diluted earnings per share

	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018
Profit for the period attributable to equity owners of the parent (€m)	225.2	154.0	171.2
Weighted average Ordinary Shares and Founder Preferred Shares	197,894,106	198,425,877	175,793,631
Diluted earnings per share (€’s)	1.14	0.78	0.97